ACCOUNTS RECEIVABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable and other

	As of December 31,
US$ MILLIONS	2022	2021
Current:
Accounts receivable(1)	$441	$402
Prepayments & other assets	58	46
Total current	$499	$448

Non-current:
Other assets	$17	$15
Total non-current	$17	$15
(1)Includes $254 million (2021: $210 million) receivable from one customer. Please refer to Note 17 for revenues attributable to this customer.